Interim Condensed Consolidated Statements of Cash Flows (unaudited) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2019	Jan. 31, 2018
Cash flows from operating activities
Net income	$ 3,172	$ 3,012
Adjustments for non-cash items and others
Provision for credit losses	514	334
Depreciation	150	135
Deferred income taxes	(162)	271
Amortization and impairment of other intangibles	293	261
Net changes in investments in joint ventures and associates	(15)	(22)
Losses (Gains) on investment securities	(49)	(43)
Adjustments for net changes in operating assets and liabilities
Insurance claims and policy benefit liabilities	512	195
Net change in accrued interest receivable and payable	86	(132)
Current income taxes	(159)	(1,970)
Derivative assets	9,223	(10,489)
Derivative liabilities	(8,472)	12,092
Trading securities	(9,915)	1,194
Loans, net of securitizations	(13,151)	(3,579)
Assets purchased under reverse repurchase agreements and securities borrowed	(3,058)	(38,789)
Deposits, net of securitizations	15,518	10,414
Obligations related to assets sold under repurchase agreements and securities loaned	17,715	40,235
Obligations related to securities sold short	995	396
Brokers and dealers receivable and payable	(478)	(166)
Other	(1,492)	1,225
Net cash from (used in) operating activities	11,227	14,574
Cash flows from investing activities
Change in interest-bearing deposits with banks	(2,182)	(4,607)
Proceeds from sale of investment securities	3,285	5,217
Proceeds from maturity of investment securities	15,019	7,132
Purchases of investment securities	(20,668)	(13,342)
Net acquisitions of premises and equipment and other intangibles	(561)	(357)
Net cash from (used in) investing activities	(5,107)	(5,957)
Cash flows from financing activities
Issue of common shares	9	23
Common shares purchased for cancellation	(348)	(923)
Issue of preferred shares	350
Redemption of preferred shares	(250)	(105)
Sales of treasury shares	1,611	1,494
Purchases of treasury shares	(1,632)	(1,474)
Dividends paid	(1,483)	(1,396)
Dividends/distributions paid to non-controlling interests		(18)
Change in short-term borrowings of subsidiaries	4,860	(1)
Net cash from (used in) financing activities	3,117	(2,400)
Effect of exchange rate changes on cash and due from banks	587	(136)
Net change in cash and due from banks	9,824	6,081
Cash and due from banks at beginning of period	30,209	28,407
Cash and due from banks at end of period	40,033	34,488
Cash flows from operating activities include:
Amount of interest paid	4,748	3,001
Amount of interest received	9,660	7,255
Amount of dividends received	493	410
Amount of income taxes paid	$ 791	$ 3,118